SCHEDULE OF BASIC AND DILUTED LOSS PER SHARE (Details) - USD ($)	3 Months Ended				12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Sep. 30, 2022	Sep. 30, 2021
Earnings Per Share [Abstract]
Net loss	$ (1,309,191)		$ (751,188)		$ (2,714,616)	$ (1,253,242)
Weighted average common shares outstanding	1,932,604	[1]	1,130,344	[1]	1,543,021	678,958
Basic and diluted loss per share	$ (0.68)		$ (0.66)		$ (1.76)	$ (1.84)

[1]	The number of shares has been restated to reflect the 60:1 reverse stock split (Note 1)